Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	702,666	612,116
Allowance for doubtful accounts	(20,495)	(29,000)
Accounts receivable, net	682,171	583,116

Schedule of group’s allowance for expected credit losses of accounts receivables
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	20,198	21,241	20,495
Cumulative-effect adjustment upon adoption of ASU 2016-13	—	—	7,436
Current period provision for expected credit losses	6,791	6,533	4,831
Write-offs	(5,748)	(7,279)	(3,762)
Balance at the end of the year	21,241	20,495	29,000

Schedule of property plant and equipment depreciation and amortization are calculated using the straight-line method
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income
	2018	2019	2020
	RMB	RMB	RMB
Operating costs	232	216	199
Selling expenses	4,769	7,144	7,350
General and administrative expenses	5,832	8,920	10,109
Depreciation expense	10,833	16,280	17,658

Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,612,351	—	1,612,351	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,307,865	—	1,307,865	—

Schedule of impact from the adoption
	December 31, 2019	Transition Adjustments	January 1, 2020
	RMB	RMB	RMB
Accounts receivable	682,171	(7,436)	674,735
Other receivable	61,570	(87)	61,483
Total assets	3,440,843	(7,523)	(3,433,320)
Retained earnings	1,479,494	(7,523)	1,471,971